Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards – domestic	$ 12,610	$ 9,895
Net operating loss carryforwards – foreign	1,220	1,252
Intangible assets	12,426	13,576
Accruals	1,398	659
Interest limitation	324	0
Other	60	118
Total deferred tax assets	28,038	(25,500)
Valuation allowance	(28,027)	(25,401)
Total deferred tax assets, net of allowance	11	99
Deferred tax liabilities
Other	(11)	(99)
Total deferred tax liabilities	(11)	(99)
Total deferred tax assets, net	$ 0	$ 0